Stock-Based Compensation (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 240	$ 223	$ 253
Income tax benefits	(71)	(67)	(80)
Stock-based compensation expenses, net of tax	169	156	173
Cost of Sales
Amounts recognized in the financial statements
Stock-based compensation programs expense	27	27	29
Selling, general and administrative expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	183	167	192
Research, development and related expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 30	$ 29	$ 32